CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended			9 Months Ended
	Dec. 31, 2009 Successor [Member]		Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]		Oct. 13, 2009 Predecessor [Member]
OPERATING REVENUES	$ 7,273		$ 68,637	$ 57,926		$ 14,509
EXPENSES:
Commissions	(210)		(1,072)	(1,182)		(442)
Voyage expenses	(2,238)		(2,154)	(5,740)		(6,088)
Vessel operating expenses	(4,569)		(23,542)	(24,486)		(15,321)
General and administrative expenses	(11,931)		(20,541)	(15,455)		(8,392)
Depreciation and amortization expenses	(1,521)		(31,695)	(22,185)		(6,331)
Impairment losses	0		(203,683)	(39,515)		(40,859)
(Loss) / gain on sale of vessels, net	0		(208)	745		0
Management fees	(213)		0	(807)		(584)
Total Expenses	(20,682)		(282,895)	(108,625)		(78,017)
Operating loss from continuing operations	(13,409)		(214,258)	(50,699)		(63,508)
OTHER (EXPENSES) / INCOME, NET:
Interest and finance expense	(20,697)	[1]	(44,261)	(28,723)	[1]	(6,624)
Interest income	236		207	547		9
Other income / (expense), net	0		97	(3)		31
Change in fair value of derivatives	2,554		0	1,592		3,012
Total other expenses, net	(17,907)	[1]	(43,957)	(26,587)	[1]	(3,572)
Loss from continuing operations	(31,316)	[1]	(258,215)	(77,286)	[1]	(67,080)
Loss from discontinued operations	(4,409)		(32,180)	(9,063)		(58,684)
Net loss	$ (35,725)	[1]	$ (290,395)	$ (86,349)	[1]	$ (125,764)
Loss per share:
Continuing operations (in dollars per share)	$ (5.60)	[1]	$ (34.84)	$ (11.11)	[1]	$ (28.00)
Discontinued operations (in dollars per share)	$ (0.79)		$ (4.34)	$ (1.30)		$ (24.49)
Total (in dollars per share)	$ (6.39)	[1]	$ (39.18)	$ (12.41)	[1]	$ (52.49)
Weighted average number of shares:
Basic and diluted (in shares)	5,588,937		7,411,600	6,958,903		2,395,858

[1]	As restated, see also Note 3